Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash	$ 1,923	$ 2,329
Marketable securities	104	719
Receivables and prepaids	76	87
Promissory note receivable	0	59
Total Current Assets	2,103	3,194
NON-CURRENT ASSETS
Mineral property interests	16,083	14,237
Equipment	128	80
Total Non-Current Assets	16,211	14,317
Total Assets	18,314	17,511
CURRENT LIABILITIES
Accounts payable and accrued liabilities	151	262
Flow through premium liability	9	0
Deferred royalty liability, current	35	35
Lease liability, current	36	0
Total Current Liabilities	231	297
LONG TERM LIABILITIES
Deferred royalty liability, long term	123	130
Lease liability, long term	39	0
Total Long Term Liabilities	162	130
Total Liabilities	393	427
SHAREHOLDERS' EQUITY
Share capital	67,287	66,305
Reserve for share-based payments	709	734
Accumulated other comprehensive loss	(2,497)	(3,253)
Deficit	(47,578)	(46,702)
Total Shareholders' Equity	17,921	17,084
Total Liabilities and Shareholders' Equity	$ 18,314	$ 17,511